Available-for-sale equity securities (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended													1 Months Ended		12 Months Ended
	Dec. 31, 2008 CNY	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2013 Cordlife Limited ("CBB") [Member] USD ($)	Mar. 31, 2013 Cordlife Limited ("CBB") [Member] CNY	Mar. 31, 2012 Cordlife Limited ("CBB") [Member] CNY	Mar. 31, 2011 Cordlife Limited ("CBB") [Member] CNY	Mar. 31, 2009 Cordlife Limited ("CBB") [Member] CNY	Mar. 31, 2008 Cordlife Limited ("CBB") [Member] CNY	Mar. 29, 2012 Cordlife Limited ("CBB") [Member]	Jun. 30, 2011 Cordlife Limited ("CBB") [Member]	Mar. 31, 2010 Cordlife Limited ("CBB") [Member]	Aug. 31, 2012 Cordlife Pte Ltd ("CGL") [Member] SGD	May 31, 2012 Cordlife Pte Ltd ("CGL") [Member] SGD	Mar. 31, 2013 Cordlife Pte Ltd ("CGL") [Member] USD ($)	Mar. 31, 2013 Cordlife Pte Ltd ("CGL") [Member] CNY	Mar. 31, 2013 Cordlife Pte Ltd ("CGL") [Member] SGD	Mar. 31, 2012 Cordlife Pte Ltd ("CGL") [Member] CNY	Mar. 29, 2012 Cordlife Pte Ltd ("CGL") [Member]	Jun. 30, 2011 Cordlife Pte Ltd ("CGL") [Member]
Schedule of Available-for-sale Securities [Line Items]
Ordinary shares acquired									6,841,666	5,795,000	11,730,000
Cost to acquire ordinary shares									13,245	11,172	53,699
Ordinary shares held		73,003,248	73,003,248	73,140,147		24,366,666	24,366,666	24,366,666	24,366,666				24,366,666				24,366,666	24,366,666	24,366,666	24,366,666		24,366,666
Percentage of equity interest						14.10%	14.10%	14.10%	16.80%	18.90%	12.90%	14.10%	16.10%	16.30%			10.50%	10.50%	10.50%	10.50%	10.50%	16.10%
Announced dividends per ordinary share															0.018	0.02
Dividend income		754	4,685	7,217														4,685	925
Cost basis of the available-for-sale equity securities		6,551	40,690	40,690
Total unrealized net holding gain (loss)						(487)	(3,024)	(2,573)									9,634	59,836		68,505
The aggregate fair values of the available-for-sale equity securities		15,699	97,502	106,622
Other-than-temporary impairment recognized in earnings	37,426